Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2020

VIPFLI-I-QTLY-0520
1.830289.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 3.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	2,296	$73,450
VIP Equity-Income Portfolio Investor Class (a)	4,403	77,443
VIP Growth & Income Portfolio Investor Class (a)	5,507	88,336
VIP Growth Portfolio Investor Class (a)	1,203	75,117
VIP Mid Cap Portfolio Investor Class (a)	934	21,401
VIP Value Portfolio Investor Class (a)	5,684	56,843
VIP Value Strategies Portfolio Investor Class (a)	3,398	27,724
TOTAL DOMESTIC EQUITY FUNDS
(Cost $395,325)		420,314

International Equity Funds - 12.5%
VIP Emerging Markets Portfolio Investor Class (a)	77,813	701,099
VIP Overseas Portfolio Investor Class (a)	41,151	756,766
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,576,748)		1,457,865

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	135,947	1,394,812
Fidelity Long-Term Treasury Bond Index Fund (a)	15,751	269,973
VIP High Income Portfolio Investor Class (a)	52,274	242,027
VIP Investment Grade Bond Portfolio Investor Class (a)	367,418	4,813,168
TOTAL BOND FUNDS
(Cost $6,411,797)		6,719,980

Short-Term Funds - 26.5%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $3,104,302)	3,104,302	3,104,302
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,488,172)		11,702,461
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$11,702,461

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,513,526	$17,196	$165,013	$1,378	$6,706	$22,397	$1,394,812
Fidelity Long-Term Treasury Bond Index Fund	318,148	7,839	118,636	1,843	22,768	39,854	269,973
VIP Contrafund Portfolio Investor Class	140,498	26,387	80,920	855	11,518	(24,033)	73,450
VIP Emerging Markets Portfolio Investor Class	766,689	240,151	65,461	68,578	(3,377)	(236,903)	701,099
VIP Equity-Income Portfolio Investor Class	148,489	37,815	76,545	7,008	(6,594)	(25,722)	77,443
VIP Government Money Market Portfolio Investor Class 0.24%	2,969,565	473,078	338,341	8,666	--	--	3,104,302
VIP Growth & Income Portfolio Investor Class	169,215	44,199	83,640	8,955	15,491	(56,929)	88,336
VIP Growth Portfolio Investor Class	143,615	39,126	82,611	12,988	33,096	(58,109)	75,117
VIP High Income Portfolio Investor Class	252,418	44,154	18,104	1,919	(1,252)	(35,189)	242,027
VIP Investment Grade Bond Portfolio Investor Class	5,160,468	121,777	469,208	23,148	575	(444)	4,813,168
VIP Mid Cap Portfolio Investor Class	41,221	5,548	15,643	65	(685)	(9,040)	21,401
VIP Overseas Portfolio Investor Class	820,171	188,784	80,506	3,624	(3,753)	(167,930)	756,766
VIP Value Portfolio Investor Class	109,045	27,844	45,612	4,468	(2,265)	(32,169)	56,843
VIP Value Strategies Portfolio Investor Class	53,397	11,696	19,277	2,885	(2,443)	(15,649)	27,724
Total	$12,606,465	$1,285,594	$1,659,517	$146,380	$69,785	$(599,866)	$11,702,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.